Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments:
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”)	8,646	603
Other equity method investments(b)	4,655	397

Equity securities with readily determinable fair values investment:
Phoenix Tree Holdings Limited	1,010	—

Equity securities without readily determinable fair values investments:
Other equity securities without readily determinable fair values investments(c)	15,018	8,051
Total	29,329	9,051

(b)      The Group holds 1% to 40% equity interests in other third-party companies through investments in their equity interests. The Group holds 1% equity interests in a company and has the ability to exercise significant influence. For other investments, the Group holds over 20% equity interests. The Group accounts for these investments by using equity method because the Group has the ability to exercise significant influence but does not have control over the Group has the ability to exercise significant influence but does not have control over the investees. The Group recognized gain or loss according to its equity interest percentage in these investees. In addition, the impairment recognized for other equity method investments were RMB nil, RMB 6,303 and RMB 3,460 for the years ended December 31, 2018, 2019 and 2020.